[LOGO OF EATON VANCE
APPEARS HERE]                                    [PICTURE OF GLOBE APPEARS HERE]






   Semiannual Report February 28, 1998




                                  EATON VANCE

                                   WORLDWIDE
[PICTURE OF FOREST
APPEARS HERE]                     DEVELOPING

                                RESOURCES FUND




                                Global Management-Global Distribution



[PICTURE OF OIL RIGS ON OCEAN APPEARS HERE]

Eaton Vance Worldwide Developing Resources Fund as of February 28, 1998


INVESTMENT UPDATE

[PHOTO OF WILLIAM BURT APPEARS HERE]
William Burt,
Co-Portfolio Manager


[PHOTO OF BARCLAY TITTMANN APPEARS HERE]
Barclay Tittmann,
Co-Portfolio Manager


Investment Environment
--------------------------------------------------------------------------------
  The Economy

 . The U.S. economy continued to produce extraordinary performance in the latter part of 1997 and early 1998. Gross Domestic Product increased 3.8% in 1997, and inflation remained low, with the Consumer Price Index increasing only 1.7% for the year. The unemployment rate reached a 24-year low of 4.6% in February, 1998, down from 5.3% in July, 1997.

 . In the global economy, the Asian currency and economic crisis was a dominant event. Devaluations occurred in several countries most notably Thailand, Malaysia, Indonesia, and South Korea -- as a result of high current account deficits and U.S. dollar debt levels. Latin America and Europe, whose economies performed well in the first nine months of 1997, felt the tremors of the Asian crisis in the final quarter. Thus far in 1998, the Asian economic decline appears to be contained, and the other major global economies are continuing to show growth.

  The Markets

 . U.S. stock prices have reflected the healthy economic climate, with strong performance in the major equity indices led primarily by a select group of large capitalization stocks. Globally, the Asian economic crisis has resulted in sharp declines in stock prices on the major Asian exchanges, while the Latin American and European markets have been less severely affected.

 . Stocks in the base metals sector were particularly hard hit, along with most natural resource stocks, as reduced Asian demand brought commodity prices down sharply.

 . The precious metals sector also experienced a significant correction. Gold was affected by the Asian crisis, as normal buying from Asian countries dried up, while Korea was a net seller. This, together with continued central bank selling, caused the price of gold to fall below $300 in December, 1997, the lowest it has been in 18 years. On the other hand, the price of silver rose over $7.00 an ounce in January on news of accumulation by Warren Buffet, but has fallen back some since.

 . In the petroleum sector, natural gas has declined to just above $2/mcf
  (million cubic feet), while oil has been crushed by weak Asian demand, OPEC oversupply, and a mild winter. By mid-March, 1998, oil prices touched $13/barrel, a multi-year low.

The Fund
--------------------------------------------------------------------------------
  The Past Six Months

 . During the six months ended February 28, 1998, the Fund's Class A shares had a total return of -20.7%. This return resulted from a decrease in net asset value per share to $7.48 on February 28, 1998 from $9.43 on August 31, 1997./1/

 . The Fund's Class B shares had a total return of -21.3% during the period, the result of a decrease in net asset value per share to $12.26 from $15.57./1/

 . By comparison, the average annual total return for mutual funds in the Lipper
  Natural Resources Funds Category was -10.3% during this period.*

Current Outlook

 . Base metal prices should remain depressed in 1998, barring an unexpected recovery in Asia. The outlook for gold is improving, as it appears that the new European Central Bank will require a gold reserve, putting a limit on central bank selling generally.

 . Natural gas prices have stabilized nicely and are expected to hold at current levels before moving higher later in the year. For oil, the ongoing efforts of OPEC to reduce supply by one or more million daily barrels should stabilize prices in the mid-teens. The prospect of a normal 1998-99 winter and possible Asian recovery later in the year should allow further price gains as the year progresses.

--------------------------------------------------------------------------------


Fund Information
as of February 28, 1998

Performance/2/                                   Class A     Class B
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                          N.A.       -36.3%
Five Years                                        N.A.         5.8
Ten Years                                         N.A.         6.6
Life of Fund+                                   -24.4%         7.3

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                          N.A.       -39.4%
Five Years                                        N.A.         5.5
Ten Years                                         N.A.         6.6
Life of Fund+                                   -28.8%         7.3

+ Inception Dates -Class A: 4/17/97; Class B: 10/21/87

Ten Largest Holdings/3/
--------------------------------------------------------------------------------
By total net assets

Crystallex International                                       5.8%
Seven Seas Petroleum Co.                                       5.8
Meridian Resources                                             4.7
Encal Energy Ltd.                                              4.6
Louis Dreyfus Natural Gas Corp.                                3.8
First Quantum Minerals                                         3.6
Anadarko                                                       3.4
Coho Energy Inc.                                               2.9
FX Energy Inc.                                                 2.9
Swift Energy Co.                                               2.4

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

/1/ These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charge (CDSC) for the Fund's Class B shares. /2/ Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect maximum sales charge as noted; for Class B, SEC returns reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% -3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. /3/ As of 2/28/98; holdings subject to change due to active management. Holdings accounted for 39.9% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets.* It is not possible to invest directly in a Lipper Category.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Worldwide Developing Resources Fund as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of February 28, 1998
Assets
--------------------------------------------------------------------------------
Investment in Worldwide Developing Resources Portfolio at value
     (Note 1A) (identified cost, $20,105,436)                      $ 14,424,699
Receivable for Fund shares sold                                          16,622
Deferred organization expenses (Note 1E)                                 28,936
--------------------------------------------------------------------------------
Total assets                                                       $ 14,470,257
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                   $     28,713
Accrued expenses                                                         54,937
--------------------------------------------------------------------------------
Total liabilities                                                  $     83,650
--------------------------------------------------------------------------------
Net Assets for 1,187,120 shares of beneficial interest             $ 14,386,607
     outstanding
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                    $ 20,350,486

Accumulated net realized loss on investments from Portfolio
     (computed on the basis of identified cost)                         (25,748)
Accumulated net investment loss                                        (257,394)
Net unrealized depreciation of investments from Portfolio
     (computed on the basis of identified cost)                      (5,680,737)
--------------------------------------------------------------------------------
Total                                                              $ 14,386,607
--------------------------------------------------------------------------------


Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                         $    264,491
Shares Outstanding                                                       35,380
Net Asset Value and Redemption Price Per Share
     (Net assets / shares of beneficial interest outstanding)      $       7.48
Offering Price Per Share
     (100 / 94.25 of net assets value per share)                   $       7.94
--------------------------------------------------------------------------------


Class B Shares
--------------------------------------------------------------------------------
Net Assets                                                         $ 14,122,116
Shares Outstanding                                                    1,151,740
Net Asset Value, Offering Price and Redemption Price
     Per Share (Note 6)
     (Net assets / shares of beneficial interest outstanding)      $      12.26
--------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.


Statement of Operations

For the Six Months Ended
February 28, 1998

Investment Income (Note 1B)
--------------------------------------------------------------------------------
Dividend income allocated from Portfolio
     (net of foreign taxes, $594)                                   $    10,172
Interest income allocated from Portfolio                                 14,098
Expenses allocated from Portfolio                                      (131,494)
--------------------------------------------------------------------------------
Net investment loss from Portfolio                                  $  (107,224)
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Compensation of Trustees not members of the
     Administrator's organization (Note 4)                          $        83
Transfer and dividend disbursing agent fees                              21,600
Distribution and service fees (Note 5)
     Class A                                                                 14
     Class B                                                             77,931
Registration fees                                                        14,892
Printing and postage                                                     11,690
Custodian fee                                                             6,868
Amortization of organization expenses (Note 1E)                           4,326
Legal and accounting services                                             3,962
Miscellaneous                                                             7,089
--------------------------------------------------------------------------------
Total expenses                                                       $  148,455
--------------------------------------------------------------------------------


Net investment loss                                                  $ (255,679)
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
-------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)                $   466,844
     Foreign currency transactions                                          (41)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                        $   466,803
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments                                                    $(5,130,872)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of             $(5,130,872)
     investments
--------------------------------------------------------------------------------

Net realized and unrealized loss on investments                     $(4,664,069)
--------------------------------------------------------------------------------

Net decrease in net assets from operations                          $(4,919,748)
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Worldwide Developing Resources Fund as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                            Six Months Ended
Increase (Decrease)                         February 28, 1998    Year Ended
in Net Assets                               (Unaudited)          August 31, 1997
---------------------------------------------------------------------------------
From operations --
     Net investment loss                         $   (255,679)     $   (497,332)
     Net realized gain on
         investment transactions                      466,803         1,029,394
     Net change in unrealized
         appreciation (depreciation)
         of investments                            (5,130,872)       (5,411,345)
---------------------------------------------------------------------------------
Net decrease in net assets
     from operations                             $ (4,919,748)     $ (4,879,283)
---------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
     From net realized gain on investments
         Class B                                 $         --      $ (4,169,529)
---------------------------------------------------------------------------------
Total distributions to shareholders              $         --      $ (4,169,529)
---------------------------------------------------------------------------------
Transactions in shares of beneficial
     interest (Note 3) --
     Proceeds from sale of shares
         Class A                                 $    194,975      $         --
         Class B                                    2,273,206        22,007,503
     Net asset value of shares issued
         to shareholders in payment of
         distributions declared
         Class B                                           --         2,940,572
     Cost of shares redeemed
         Class A                                     (200,694)               --
         Class B                                   (5,981,349)      (13,363,551)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from Fund share transactions                $ (3,713,862)     $ 11,584,524
---------------------------------------------------------------------------------
Contribution from EV Traditional
     Worldwide Developing Resources
     Fund (Note 8)                               $    355,723      $         --
---------------------------------------------------------------------------------

Net increase (decrease) in net assets            $ (8,277,887)     $  2,535,712
---------------------------------------------------------------------------------


Net Assets
---------------------------------------------------------------------------------
At beginning of period                           $ 22,664,494      $ 20,128,782
---------------------------------------------------------------------------------
At end of period                                 $ 14,386,607      $ 22,664,494
---------------------------------------------------------------------------------

Accumulated net investment loss
included in net assets
---------------------------------------------------------------------------------
At end of period                                 $   (257,394)     $     (1,708)
---------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Worldwide Developing Resources Fund as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                           Year Ended
                                                         ---------------------------------------------------------------------------
                                    Six Months Ended                 August 31,                                September 30,
                                    February 28, 1998    ------------------------------------   ------------------------------------
                                    (Unaudited)           1997          1996         1995*         1994          1993        1992
------------------------------------------------------------------------------------------------------------------------------------
                                Class A      Class B     Class B       Class B       Class B      Class B       Class B     Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --
    beginning of period         $ 9.430     $ 15.570    $ 21.580      $ 16.420      $ 14.890     $ 13.240      $ 11.850   $ 11.140
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss             $(0.091)    $ (0.220)   $ (0.248)     $ (0.261)     $ (0.100)++  $ (0.050)     $ (0.090)  $ (0.083)
Net realized and unrealized
    gain (loss)
    on investments               (1.859)      (3.090)     (2.427)        6.371         1.630++      2.650         1.480      1.103
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
    operations                  $(1.950)    $ (3.310)   $ (2.675)     $  6.110      $  1.530     $  2.600      $  1.390   $  1.020
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment
    income                      $    --     $     --    $     --      $     --      $     --     $ (0.020)     $     --   $ (0.250)
From net realized gain on
    investments                      --           --      (3.335)       (0.950)           --           --            --     (0.060)
In excess of net realized
    gain on investments              --           --          --            --            --       (0.930)           --         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions             $    --     $     --    $ (3.335)     $ (0.950)     $     --     $ (0.950)     $     --   $ (0.310)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of
    period                      $ 7.480     $ 12.260    $ 15.570      $ 21.580      $ 16.420     $ 14.890      $ 13.240   $ 11.850
------------------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/               (20.68%)     (21.26%)    (14.49)%       39.69%        10.28%       20.47%        11.73%      9.44%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data+++
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
    (000's omitted)             $   264     $ 14,122    $ 22,664      $ 20,129      $ 15,259     $ 13,055      $  5,792   $  3,775
Ratio of expenses to
    average daily net
    assets/(2)/                    2.21%+       3.02%+      2.44%         2.49%         2.43%+       2.64%         3.15%      3.26%
Ratio of expenses to average
    daily net assets after
    custodian fee reduction/(2)/   2.21% +      3.02% +     2.40%         2.47%           --           --            --         --
Ratio of net investment loss
    to average daily net
    assets                        (1.95%)+     (2.76%)+    (1.92)%       (1.60)%       (0.74)%+     (0.96)%       (0.92)%    (0.67)%
Portfolio Turnover/(3)/              --           --          --            86%           49%          17%           57%        32%
------------------------------------------------------------------------------------------------------------------------------------

Average commission rate per
    share/(4)/                       --           --          --      $ 0.0382            --           --            --         --
------------------------------------------------------------------------------------------------------------------------------------


+++ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:


Ratios (As a percentage of average daily net assets)
    Expenses                         --           --          --            --            --           --          3.90%      4.65%
    Net investment loss              --           --          --            --            --           --         (1.67)%    (2.06)%
Net investment loss per share        --           --          --            --            --           --      $ (0.210)  $ (0.240)
------------------------------------------------------------------------------------------------------------------------------------


+     Annualized.

++    Computed using average shares outstanding throughout the period.

*     For the eleven months ended August 31, 1995.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the ex-dividend date. Total return is not computed on an annualized basis.


                       See notes to financial statements

Eaton Vance Worldwide Developing Resources Fund as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights



/(2)/Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(3)/Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

/(4)/Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions were charged. The average commission rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.


                       See notes to financial statements

Eaton Vance Worldwide Developing Resources Fund as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Eaton Vance Worldwide Developing Resources Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Fund is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. On April 10, 1997, the Fund transferred substantially all of its investable assets to the Worldwide Developing Resources Portfolio (the Portfolio). The Fund offers two classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Portfolio, a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (70.7% at February 28, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

  D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's or Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  E Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

  F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  G Other -- Investment transactions are accounted for on a trade date basis. Gain or loss on the sale of investments is determined on the identified cost basis.

  H Interim Financial Statements -- The interim financial statements relating to February 28, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, if any, less the Fund's direct and allocated expenses and (b) at least one distribution

Eaton Vance Worldwide Developing Resources Fund as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



  annually of all or substantially all of the net realized capital gains allocated by the Portfolio to the Fund, if any (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the ex-dividend date.

  The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statement and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses. Permanent differences between book and tax accounting are reclassified to paid-in capital.

3 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                   Six Months Ended
                                   February 28, 1998        Year Ended
                                   (Unaudited)              August 31, 1997
                               -------------------------------------------------
                                    Class A       Class B      Class B
--------------------------------------------------------------------------------
 Shares sold                         21,332        152,284       1,108,712

 Shares issued to
   shareholders
   in reinvestment of
   distributions                         --             --         154,604

 Shares redeemed                    (23,681)      (456,424)       (740,328)

 Issued to EV Traditional
   Worldwide Developing
   Resources Fund
   shareholders                      37,729             --              --
--------------------------------------------------------------------------------
 Net increase (decrease)             35,380       (304,140)        522,988
--------------------------------------------------------------------------------

4 Transactions with Affiliates
  ------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

  Eaton Vance Distributors, Inc., (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $1,114 as its portion of the sales charge on sales of Fund shares for the six months ended February 28, 1998.

  Certain officers and Trustees of the Fund and the Portfolio are directors/trustees of the above organizations.

5 Distribution Plans
  ------------------------------------------------------------------------------
  The Fund has adopted distribution plans (Class A Plan, Class B Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's Class B daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $68,762 for Class B shares, to or payable to EVD for the six months ended February 28, 1998, representing 0.75% (annualized) of average daily net assets. At February 28, 1998, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $725,000.

Eaton Vance Worldwide Developing Resources Fund as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  In addition, the Plans authorize the Fund to make monthly payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum, of the Fund's average daily net assets attributable to both Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 1998 amounted to $14 and $9,169 for Class A and Class B shares, respectively.


6 Contingent Deferred Sales Charge
  ------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended February 28, 1998, EVD received approximately $82,000 of CDSC paid by shareholders.

7 Investment Transactions
  ------------------------------------------------------------------------------
  For the six months ended February 28, 1998, increases and decreases of the Fund's investment in the Portfolio aggregated $2,305,085 and $6,709,968, respectively.

8 Transfer of Net Assets
  ------------------------------------------------------------------------------
  On September 1, 1997, EV Marathon Worldwide Developing Resources Fund acquired the net assets of EV Traditional Worldwide Developing Resources Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Fund at the closing, issued 37,729 Class A shares with an aggregate value of $355,723 (including unrealized depreciation of $3,670) and a net asset value per share of $9.43. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. Directly after the merger, the combined net assets of the Fund were $23,020,217, with net asset values of $9.43 and $15.57 for Class A shares and Class B shares, respectively.

9 Name Change
  ------------------------------------------------------------------------------
  Effective September 1, 1997, EV Marathon Worldwide Developing Resources Fund changed its name to Eaton Vance Worldwide Developing Resources Fund.

Worldwide Developing Resources Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks -- 103.5%

Security                                                 Shares       Value
--------------------------------------------------------------------------------

Diamonds -- 4.3%
--------------------------------------------------------------------------------
Canabrava Diamond Corp.*                                 100,000      $  101,880
Diamondworks, Ltd.*+                                     150,000         158,100
Diamondworks, Ltd.                                       150,000         158,100
Namibian Minerals Corp.*                                  75,000         173,438
Southernera Resources, Ltd.*                              34,700         288,933
--------------------------------------------------------------------------------
                                                                      $  880,451
--------------------------------------------------------------------------------

Fertilizer -- 2.1%
--------------------------------------------------------------------------------
Asia Pacific Resources*                                  100,000      $  203,070
Potash Corp. of Saskatchewan                               2,500         223,438
--------------------------------------------------------------------------------
                                                                      $  426,508
--------------------------------------------------------------------------------

Metals - Gold -- 27.0%
--------------------------------------------------------------------------------
Argosy Mining Corp./1/+                                  100,000      $   30,210
Ashanti Goldfields Co., Ltd./1/                            8,889          74,178
Barrick Gold Corp./1/                                     15,000         288,750
Bema Gold Corp.+                                          20,000          47,500
Black Swan Gold Mines, Ltd.                              200,000          40,740
Canarc Resource Corp.+                                   150,000          57,960
Crystallex International Corp.*/1/                       150,000       1,181,249
Eldorado Gold Corp., Ltd.*/1/                             19,000          13,212
Eldorado Gold Corp., Ltd./1/+                             41,000          28,520
Etruscan Enterprises, Ltd.*                              150,000         415,275
Getchell Gold Corp.*                                      20,000         372,500
Global Pacific Minerals, Inc.*                           400,000         123,640
Golden Gram Resources, Inc.*                             250,000          79,050
Gran Colombia Resources, Inc./1/+                        100,000          14,047
Greenstone Resources, Ltd.*                               50,000         287,500
Iamgold International African Mining+                     25,000          86,075
Intrepid Minerals Corp.                                  300,000          84,300
Kazakhstan Minerals Corp.                                 40,000          20,000
Meridian Gold*                                           120,000         366,792
Minefinders Corp.*                                       100,000         140,530
Minorca Resources Inc.*                                   50,000          28,105
Nevsun Resources, Ltd.*                                   40,000         103,992
Queenstake Resources, Ltd.                               150,000          54,795
Repadre Capital Corp.*                                    70,000         282,821
Rio Narcea Gold Mines, Ltd.*/1/                           60,000         143,340
Rio Narcea Gold Mines, Ltd./1/                            60,000         143,340
Romarco Minerals, Inc.*/1/                               125,000         241,440
South Pacific Resources Corp.*/1/                        100,000          12,990
Southwestern Gold Corp.*/1/                               80,000         258,016
Steppe Gold Resources, Ltd.*                             200,000          46,360
Steppe Gold Resources, Ltd.*+                            200,000          46,360
Sutton Resources Ltd.                                     20,000         164,424
Tombstone Explorations Co., Ltd./1/+                     225,000          75,870
Triton Mining Corp.*+                                     30,000           7,377
Triton Mining Corp.*                                      50,000          12,295
TVX Gold, Inc.*                                            5,000          14,688
TVX Gold, Inc.+                                           45,000         132,188
--------------------------------------------------------------------------------
                                                                      $5,520,429
--------------------------------------------------------------------------------

Metals - Industrial -- 10.1%
--------------------------------------------------------------------------------
AMT International Mining Corp.*/1/                       817,200      $  401,899
Billiton PLC+                                             75,000         184,153
Breakwater Resources, Ltd.*                              100,000         212,900
Colossal Resources Corp.*                                120,000          18,744
Corriente Resources, Inc.*+/1/                           159,500         138,972
First Quantum Minerals*                                  159,091         447,141
First Quantum Minerals+                                  100,000         281,060
Freeport McMoran Copper & Gold, Inc.                      16,300         234,313
Panorama Resources                                       400,000          39,350
Tiomin Resources, Inc./1/+                               200,000         101,180
--------------------------------------------------------------------------------
                                                                      $2,059,712
--------------------------------------------------------------------------------

Metals - Silver -- 2.6%
--------------------------------------------------------------------------------
Apex Silver Mines, Ltd.*                                  20,000      $  231,250
Pan American Silver Corp.*                                10,000          98,437
Silver Standard Resources, Inc.*                          50,000         212,500
--------------------------------------------------------------------------------
                                                                      $  542,187
--------------------------------------------------------------------------------
Metals - Steel -- 5.4%
--------------------------------------------------------------------------------
Ispat International*                                      15,000      $  369,375
Reliance Steel and Aluminum Co.                           10,000         352,500
Steel Dynamics Corp.*                                     20,000         380,000
--------------------------------------------------------------------------------
                                                                      $1,101,875
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 3.2%
--------------------------------------------------------------------------------
Canadian Fracmaster, Ltd.*+                               11,000      $   73,428
Noble Drilling Corp.                                      12,000         340,500
Tidewater, Inc.                                            5,500         244,750
--------------------------------------------------------------------------------
                                                                      $  658,678
--------------------------------------------------------------------------------

                       See notes to financial statements

Worldwide Developing Resources Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                                 Shares      Value
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 48.2%
--------------------------------------------------------------------------------
Abacan Resources Corp.*                                   70,000     $   137,809
Anadarko Petroleum Corp.                                  10,700         690,150
Arakis Energy Corp.*                                     200,000         456,240
Beau Canada Exploration, Ltd./1/                         170,000         308,176
Coho Energy Inc.*                                         75,000         595,313
EEX Corporation*                                          35,000         299,688
Encal Energy, Ltd.*                                      250,000         937,499
FX Energy, Inc. *                                         50,000         415,625
FX Energy, Inc.+                                          20,000         166,250
Harcor Energy Inc.*                                       40,000          55,000
Louis Dreyfus Natural Gas*                                43,200         780,300
Mercantile International Petroleum*/1/                   400,000         104,000
Meridian Resource Corp.*                                 114,800         954,274
Pease Oil and Gas Co.+                                   150,000         215,625
Petsec Energy Ltd., ADR*                                  28,000         414,750
Probe Exploration Inc.*                                  100,000         375,920
Ranger Oil Ltd.                                           75,000         482,813
Seven Seas Petroleum Co./1/                               30,000         884,999
Seven Seas Petroleum Co./1/+                              10,000         295,000
Swift Energy Co.                                          27,500         493,281
Triton Energy Ltd.*                                       12,000         379,500
Tusk Energy, Inc.*/1/                                    257,600         253,401
United Meridian Corp.*                                     5,000         136,875
--------------------------------------------------------------------------------
                                                                     $ 9,832,488
--------------------------------------------------------------------------------

Paper and Forest Products -- 0.6%
--------------------------------------------------------------------------------
Saint Laurent Paperboard, Inc.+                           10,000     $   113,481
--------------------------------------------------------------------------------
                                                                     $   113,481
--------------------------------------------------------------------------------

Total Common Stocks
     (identified cost $28,502,835)                                   $21,135,809
--------------------------------------------------------------------------------

Preferred Stocks -- 0.0%

Metals - Gold
--------------------------------------------------------------------------------
Ashanti Goldfields Co., Ltd., Class A, 3/31/98             8,889     $        --
Ashanti Goldfields Co., Ltd., Class B, 3/31/99             8,889              --
Ashanti Goldfields Co., Ltd., Class C, 3/31/00             8,889              --
Ashanti Goldfields Co., Ltd., Class D, 3/31/01             8,889              --
Ashanti Goldfields Co., Ltd., Class E, 3/31/02             8,889              --
--------------------------------------------------------------------------------
                                                                     $        --
--------------------------------------------------------------------------------

Total Preferred Stocks
     (identified cost --)                                            $        --
--------------------------------------------------------------------------------

Private Placements and Special
Warrants -- 7.0%

Metals - Gold -- 4.5%
--------------------------------------------------------------------------------
Nevada Pacific Mining Co.+                                40,000     $   300,000
Quincunx Gold Exploration                                300,000         316,067
Western Exploration and Development, Ltd.*+              600,000         300,000
--------------------------------------------------------------------------------
                                                                     $   916,067
--------------------------------------------------------------------------------

Metals - Industrial -- 1.3%
--------------------------------------------------------------------------------
Formation Capital Corp.                                  400,000     $   252,960
--------------------------------------------------------------------------------
                                                                     $   252,960
--------------------------------------------------------------------------------

Oil and  Gas - Exploration
and Production -- 1.2%
--------------------------------------------------------------------------------
Bellator Exploration, Inc.*+                             300,000     $   252,960
--------------------------------------------------------------------------------
                                                                     $   252,960
--------------------------------------------------------------------------------

Total Private Placements and Special Warrants
     (identified cost $1,758,341)                                    $ 1,421,987
--------------------------------------------------------------------------------

Warrants -- 0.0%

Diamonds
--------------------------------------------------------------------------------
Diamondworks, Ltd.+                                      150,000     $        --
--------------------------------------------------------------------------------
                                                                     $        --
--------------------------------------------------------------------------------

Metals - Gold
--------------------------------------------------------------------------------
Argosy Mining Corp.+                                      50,000     $        --
Black Swan Gold Mines, Ltd.+                             100,000              --
Canarc Resource Corp.+                                    75,000              --
Golden Gram Resources, Inc.*                             250,000              --
Iamgold International African Mining+                     12,500              --
Intrepid Minerals Corp.                                  150,000              --
Minorca Resources, Inc.                                   12,500              --
Queenstake Resources, Ltd.+                               75,000              --
Steppe Gold Resources, Ltd.+                             100,000              --
--------------------------------------------------------------------------------
                                                                     $        --
--------------------------------------------------------------------------------

Metals - Industrial
--------------------------------------------------------------------------------
First Quantum Minerals                                    50,000     $        --
--------------------------------------------------------------------------------
                                                                     $        --
--------------------------------------------------------------------------------

                       See notes to financial statements

Worldwide Developing Resources Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                              Shares       Value
--------------------------------------------------------------------------------

Total Warrants
     (identified cost --)                                          $          --
--------------------------------------------------------------------------------

Total Investments -- 110.5%
     (identified cost $30,261,176)                                 $ 22,557,796
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (10.5)%                          $ (2,143,000)
--------------------------------------------------------------------------------


Net Assets -- 100%                                                 $ 20,414,796
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
*    Non-income producing security.
+    Restricted Security.
1    Foreign Security.


                       See notes to financial statements

Worldwide Developing Resources Portfolio as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities




As of February 28, 1998
(Expressed in United States Dollars)

Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
     (identified cost, $30,261,176)                                 $22,557,796
Cash                                                                        527

Receivable for investments sold                                           1,463

Deferred organization expenses (Note 1F)                                 12,319
--------------------------------------------------------------------------------

Total assets                                                        $22,572,105
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Demand note payable (Note 3)                                        $ 2,116,000

Payable to affiliate for Trustees' fees (Note 2)                            291

Accrued expenses                                                         41,018
--------------------------------------------------------------------------------

Total liabilities                                                   $ 2,157,309
--------------------------------------------------------------------------------

Net Assets applicable to investors' interest in Portfolio           $20,414,796
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals             $28,118,176

Net unrealized depreciation of investments (computed on the
     basis of identified cost)                                       (7,703,380)
--------------------------------------------------------------------------------
Total                                                               $20,414,796
--------------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
February 28, 1998
(Expressed in United States Dollars)

Investment Income (Note 1G)
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $821)                              $    13,991

Interest income                                                          19,039
--------------------------------------------------------------------------------

Total income                                                        $    33,030
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                     $    97,444

Compensation of Trustees not members of the
     Investment Adviser's organization (Note 2)                           1,124

Interest expense                                                         33,431

Custodian fee                                                            31,535

Legal and accounting services                                            15,634

Amortization of organization expenses (Note 1F)                           1,493

Miscellaneous                                                             2,246
--------------------------------------------------------------------------------

Total expenses                                                      $   182,907
--------------------------------------------------------------------------------

Net investment loss                                                 $  (149,877)
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)                $   657,566

     Foreign currency transactions                                          (56)
--------------------------------------------------------------------------------

Net realized gain on investment transactions                        $   657,510
--------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --

     Investments (identified cost basis)                            $(7,222,388)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
     investments                                                    $(7,222,388)
--------------------------------------------------------------------------------


Net realized and unrealized loss on investments                     $(6,564,878)
--------------------------------------------------------------------------------


Net decrease in net assets resulting from operations                $(6,714,755)
--------------------------------------------------------------------------------


                       See notes to financial statements

Worldwide Developing Resources Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets (Expressed in United States Dollars)


                                            Six Months Ended
Increase (Decrease)                         February 28, 1998   For the Period Ended
in Net Assets                               (Unaudited)         August 31, 1997 *
-------------------------------------------------------------------------------------
From operations --
     Net investment loss                         $   (149,877)      $    (88,261)
     Net realized gain on
         investment transactions                      657,510            839,952
     Net change in unrealized
         appreciation (depreciation)
         of investments                            (7,222,388)          (480,992)
-------------------------------------------------------------------------------------
Net increase (decrease) in net
     assets from operations                      $ (6,714,755)      $    270,699
-------------------------------------------------------------------------------------
Capital transactions --
     Contributions                               $  3,689,052       $ 38,738,578
     Withdrawals                                   (8,068,363)        (7,500,415)
-------------------------------------------------------------------------------------
Net increase (decrease) in net
     assets from
     capital transactions                        $ (4,379,311)      $ 31,238,163
-------------------------------------------------------------------------------------

Net increase (decrease) in net assets            $(11,094,066)      $ 31,508,862
-------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------
At beginning of period                           $ 31,508,862       $         --
-------------------------------------------------------------------------------------
At end of period                                 $ 20,414,796       $ 31,508,862
-------------------------------------------------------------------------------------

* For the period from the start of business, April 10, 1997, to August 31, 1997.


                       See notes to financial statements

Worldwide Developing Resources Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)

                                                 Six Months Ended
                                                 February 28, 1998           For the Period Ended
                                                 (Unaudited)                 August 31, 1997*
---------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------
Expenses                                                   1.42% +                      1.19%+
Expenses after custodian fee reduction                     1.42% +                      1.15%+
Net investment loss                                       (1.16)+                      (0.81)%+
Portfolio Turnover                                           33%                          63%
---------------------------------------------------------------------------------------------------
Average commission rate (per share) /(1)/             $  0.0307                    $  0.0325
---------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)             $  20,415                    $  31,509
---------------------------------------------------------------------------------------------------

+      Annualized.
* For the period from the start of business, April 10, 1997, to August 31, 1997.
/(1)/ Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                       See notes to financial statements

Worldwide Developing Resources Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(Expressed in United States Dollars)


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Worldwide Developing Resources Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Investment operations began on April 10, 1997, with the acquisition of net assets of $26,141,520 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A Investment Valuation -- Securities listed on securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short term obligations, maturing in 60 days or less, are valued at amortized cost, which approximate the value. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

   B Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   C Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either of cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. When the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuation in foreign currency exchange rates are not separately disclosed.

   E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as

Worldwide Developing Resources Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

(Expressed in United States Dollars)


   unrealized until such time as the contracts have been closed or offset.

   F Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

   G Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are determined on the identified cost basis.

   H Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of expense in the statement of operations.

   J Interim Financial Statements -- The interim financial statements relating to February 28, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1998, the adviser fee was 0.75% (annualized) of average net assets.

   Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the period ended February 28, 1998 no significant amounts have been deferred.

   Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3  Line of Credit
   ----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the $100 million line of credit is allocated among the participating funds and portfolios at the end of each quarter. At February 28, 1998, the Portfolio had a balance outstanding pursuant to this line of credit of $2,116,000. The average daily loan balance for the period ended February 28, 1998 was $1,078,448 and the average interest rate was 3.1%. The maximum borrowing outstanding at any time during the period ended February 28, 1998 was $2,795,000.

4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 1998, as computed on a federal income tax basis, are as follows:

   Aggregate cost                                                  $ 30,261,176
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $  3,463,109
   Gross unrealized depreciation                                    (11,166,489)
   -----------------------------------------------------------------------------
   Net unrealized depreciation                                     $ (7,703,380)
   -----------------------------------------------------------------------------

Worldwide Developing Resources Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

(Expressed in United States Dollars)


5  Investment Transactions
   -----------------------------------------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $10,924,919 and $8,678,285, respectively.

Eaton Vance Worldwide Developing Resources Fund as of February 28, 1998

INVESTMENT MANAGEMENT (Unaudited)



Eaton Vance Worldwide Developing Resources Fund

Officers
James B. Hawkes
President and Director

M. Dozier Gardner
Vice President

William D. Burt
Vice President and
Co-Portfolio Manager

Barclay Tittmann
Vice President and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant


Worldwide Developing Resources Portfolio


Officers
James B. Hawkes
President and Trustee

M. Dozier Gardner
Vice President

Michel Normandeau
Vice President

Raymond O'Neill
Vice President

William D. Burt
Vice President and
Co-Portfolio Manager

Barclay Tittmann
Vice President and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

Investment Adviser of
Worldwide Developing Resources Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of
Eaton Vance Worldwide
Developing Resources Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122






Eaton Vance
Worldwide Developing Resources Fund
24 Federal Street
Boston, MA 02110


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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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